Provisions for Asset Retirement, Environmental and Other Obligations - Summary of Reconciliation of Asset Retirement, Environmental Restoration and Other Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance	$ 704	$ 665
Charged to income
New obligations	5	7
Change in discount rate	1	9
Change in other estimates	13	42
Unwinding of discount	17	14
Capitalized to property, plant and equipment
Change in discount rate	11	11
Change in other estimates	4	1
Settled during period	(35)	(46)
Exchange differences	6	1
Ending balance	726	704
Current liabilities
Payables and accrued charges	75	61
Non-current liabilities
Asset retirement obligations and accrued environmental costs	651	643
Asset Retirement Obligations [member]
Disclosure of other provisions [line items]
Beginning balance	678	637
Charged to income
New obligations	3	3
Change in discount rate	1	9
Change in other estimates	15	42
Unwinding of discount	17	14
Capitalized to property, plant and equipment
Change in discount rate	11	11
Change in other estimates	4	1
Settled during period	(33)	(40)
Exchange differences	6	1
Ending balance	702	678
Current liabilities
Payables and accrued charges	67	51
Non-current liabilities
Asset retirement obligations and accrued environmental costs	635	627
Environmental Restoration Obligations [member]
Disclosure of other provisions [line items]
Beginning balance	23	22
Charged to income
New obligations	2	3
Change in other estimates	(2)
Capitalized to property, plant and equipment
Settled during period	(2)	(2)
Ending balance	21	23
Current liabilities
Payables and accrued charges	5	7
Non-current liabilities
Asset retirement obligations and accrued environmental costs	16	16
Asset Retirement and Environmental Restoration Obligation [member]
Disclosure of other provisions [line items]
Beginning balance	701	659
Charged to income
New obligations	5	6
Change in discount rate	1	9
Change in other estimates	13	42
Unwinding of discount	17	14
Capitalized to property, plant and equipment
Change in discount rate	11	11
Change in other estimates	4	1
Settled during period	(35)	(42)
Exchange differences	6	1
Ending balance	723	701
Current liabilities
Payables and accrued charges	72	58
Non-current liabilities
Asset retirement obligations and accrued environmental costs	651	643
Other obligations [member]
Disclosure of other provisions [line items]
Beginning balance	3	6
Charged to income
New obligations		1
Capitalized to property, plant and equipment
Settled during period		(4)
Ending balance	3	3
Current liabilities
Payables and accrued charges	$ 3	$ 3